PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	$ 361.9
Balance at the end	441.9	$ 361.9
Contractual commitments for the acquisition of property, plant and equipment	22.1	0.0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	815.9	821.7
Business combinations	1.3
Additions	145.9	76.7
Divestments and disposals	1.5	0.2
Transfers	(36.4)	(43.4)
Translation differences	17.5	(39.0)
Balance at the end	942.7	815.9
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(454.0)	(453.0)
Depreciation during the period	72.1	63.3
Divestments and disposals	(1.0)	(0.1)
Transfers	(32.7)	(38.8)
Translation differences	8.4	(23.5)
Balance at the end	(500.8)	(454.0)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	34.9
Balance at the end	35.9	34.9
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	34.9	35.6
Transfers		0.9
Translation differences	1.0	(1.6)
Balance at the end	35.9	34.9
Land | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	0.0	0.0
Divestments and disposals	0.0
Transfers		0.0
Balance at the end	0.0	0.0
Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	146.2
Balance at the end	173.8	146.2
Buildings and constructions | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	327.6	315.6
Additions	30.4	28.5
Divestments and disposals	0.0	0.0
Transfers	11.5	(2.4)
Translation differences	5.4	(14.0)
Balance at the end	374.9	327.6
Buildings and constructions | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(181.4)	(167.7)
Depreciation during the period	34.3	30.2
Divestments and disposals	0.0	0.0
Transfers	(17.0)	(8.6)
Translation differences	2.4	(7.9)
Balance at the end	(201.1)	(181.4)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	147.1
Balance at the end	157.4	147.1
Machinery and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	419.6	436.4
Business combinations	1.3
Additions	26.9	15.1
Divestments and disposals	1.5	0.1
Transfers	1.1	(9.7)
Translation differences	9.6	(22.0)
Balance at the end	457.0	419.6
Machinery and equipment | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	(272.5)	(285.3)
Depreciation during the period	37.8	33.0
Divestments and disposals	(1.0)	(0.1)
Transfers	(15.7)	(30.1)
Translation differences	6.0	(15.6)
Balance at the end	(299.6)	(272.5)
Advances paid and construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	33.8
Balance at the end	74.9	33.8
Advances paid and construction in process | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	33.8	34.1
Additions	88.5	33.1
Transfers	(48.9)	(32.2)
Translation differences	1.5	(1.3)
Balance at the end	74.9	33.8
Advances paid and construction in process | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning	0.0	0.0
Divestments and disposals	0.0
Transfers		0.0
Balance at the end	$ 0.0	$ 0.0